Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 8,222	$ 6,795
Checking accounts	96,990	61,475
Demand deposits	5,945,185	21,130,931
Cash in brokerage accounts	4,059,809
Time deposits	16,019,748	16,273,100
Cash and cash equivalents excluding restricted deposits	26,129,954	37,472,301
Restricted deposits (Refer to clause b) below and Note 6)	(16,019,748)	(15,773,099)
Cash and cash equivalents	$ 10,110,206	$ 21,699,202	$ 11,218,496	$ 5,306,857